RETIREMENT AND POSTRETIREMENT BENEFITS (Tables)	6 Months Ended
Jun. 30, 2014
RETIREMENT AND POSTRETIREMENT BENEFITS
Schedule of net benefit costs recognized

	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
(millions of Canadian dollars)
Benefits earned during the period	29	29	59	57
Interest cost on projected benefit obligations	26	21	52	43
Expected return on plan assets	(32)	(26)	(64)	(52)
Amortization of prior service costs	1	-	1	1
Amortization of actuarial loss	7	13	14	26
Net benefit costs on an accrual basis[1,2]	31	37	62	75

1         Included in net benefit costs for the three and six months ended June 30, 2014 are costs related to OPEB of $4 million and $8 million (2013 - $5 million and $9 million).

2         For the three and six months ended June 30, 2014, offsetting regulatory liabilities of $1 million and $3 million (2013 - $1 million and $2 million regulatory assets) have been recorded to the extent pension and OPEB costs are expected to be refunded to or collected from customers in future rates.

Schedule of plan contributions by the Company

	Pension Benefits		OPEB
Six months ended June 30,	2014	2013	2014	2013
(millions of Canadian dollars)
Contributions paid	64	64	5	6
Contributions expected to be paid in the next six months	55		6
Total contributions expected to be paid in the year	119		11